SCHEDULE OF EQUITY METHOD INVESTMENTS (Details) - Equity Method Investments [Member]	Jun. 30, 2024 USD ($)
Equity method investments, carrying value
Qingdao Taoping IoT Co., Ltd. [Member]
Equity method investment, ownership percentage	47.00%
Equity method investments, carrying value
Yunnan Taoping IoT Co., Ltd. [Member]
Equity method investment, ownership percentage	40.00%
Equity method investments, carrying value
Jiangsu Taoping IoT Technology Co., Ltd. [Member]
Equity method investment, ownership percentage	25.00%
Equity method investments, carrying value
Jiangsu Taoping New Media Co., Ltd [Member]
Equity method investment, ownership percentage	21.00%
Equity method investments, carrying value